PIMCO International Bond Portfolio US Dollar-Hedged Shareholder Fees	Dec. 31, 2025 USD ($)
Administrative Class [Member] | PIMCO International Bond Portfolio US Dollar-Hedged | Administrative
Prospectus [Line Items]
Shareholder Fee, Other